ORGANIZATION AND BUSINESS - Mergers (Details) $ / shares in Units, ft² in Millions				1 Months Ended	12 Months Ended
	Dec. 21, 2020 USD ($) ft² property	Oct. 29, 2020 USD ($)	Aug. 30, 2020 $ / shares shares	Mar. 30, 2021 USD ($)	Dec. 31, 2020 USD ($) property $ / shares	Jun. 30, 2021 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares
Class of Stock [Line Items]
Number of properties acquired through mergers | property	146				146
Area of property acquired (sq ft) | ft²	3.8
Real estate investment property, at cost					$ 3,761,490,000	$ 3,675,098,000	$ 2,843,438,000
Common stock, par value (USD per share) | $ / shares					$ 0.01	$ 0.01	$ 0.01
CIM Real Estate Finance Trust, Inc Mergers
Class of Stock [Line Items]
Real estate investment property, at cost	$ 763,000,000.0
CCIT II
Class of Stock [Line Items]
Termination fees		$ 7,380,000
Reimbursement expenses upon termination fee (up to)		$ 3,690,000
Expense paid					$ 2,000,000.0
Reimbursement on related expense					$ 1,800,000
CCIT II | Subsequent event
Class of Stock [Line Items]
Proceeds from merger agreement				$ 173,000
Common Stock | CCIT III
Class of Stock [Line Items]
Conversion ratio (shares) | shares			1.098
Common stock, par value (USD per share) | $ / shares			$ 0.01
Common Stock | CCPT V
Class of Stock [Line Items]
Conversion ratio (shares) | shares			2.892
Common stock, par value (USD per share) | $ / shares			$ 0.01